Note 11 - Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Deposits and Weighted Average Interest Rates [Table Text Block]
	2020			2019
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$239,587	30.1%	0.00%	$183,350	27.2%
Interest checking	0.12	138,709	17.4	0.13	96,341	14.3
Savings accounts	0.06	100,209	12.6	0.08	80,054	11.9
Money market accounts	0.25	214,300	27.0	0.65	187,517	27.8
		692,805	87.1		547,262	81.2
Certificates by rate:
0-0.99%		56,001	7.0		22,499	3.3
1-1.99%		20,613	2.6		38,097	5.7
2-2.99%		21,973	2.8		61,936	9.2
3-3.99%		3,812	0.5		4,076	0.6
Total certificates	1.14	102,399	12.9	1.84	126,608	18.8
Total deposits	0.25	$795,204	100.0%	0.56	$673,870	100.0%

Scheduled Maturities of Certificates of Deposit [Table Text Block]
	20 20		2019
(Dollars in thousands)	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1-6 months	$37,165	1.24%	$43,447	1.88%
7-12 months	39,063	0.97	39,074	1.63
13-36 months	23,604	1.25	41,753	2.00
Over 36 months	2,567	1.21	2,334	1.71
	$102,399	1.14	$126,608	1.84

Schedule of Interest Expense Domestic Deposit Liabilities [Table Text Block]
(Dollars in thousands)	2020	2019	2018
Checking accounts	$151	103	62
Savings accounts	65	63	61
Money market accounts	840	1,171	865
Certificates	1,795	1,995	1,243
	$2,851	3,332	2,231